GENERAL INFORMATION	6 Months Ended
Jun. 30, 2018
Disclosure of general information [Abstract]
GENERAL INFORMATION
NOTE 1   –  GENERAL INFORMATION

a.	General

BioLineRx Ltd. (“BioLineRx”), headquartered in Modi’in, Israel, was incorporated and commenced operations in April 2003. BioLineRx and its subsidiaries (collectively, the “Company”) are engaged in the development of therapeutics, from pre-clinical development to advanced clinical trials, primarily in the fields of oncology and immunology.

In February 2007, BioLineRx listed its ordinary shares on the Tel Aviv Stock Exchange (“TASE”) and they have been traded on the TASE since that time. Since July 2011, BioLineRx’s American Depositary Shares (“ADSs”) have also been traded on the NASDAQ Capital Market.

In March 2017, the Company acquired Agalimmune Ltd. (“Agalimmune”), a privately-held company incorporated in the United Kingdom, with a focus on the field of immuno-oncology.

The Company has been engaged in drug development since its incorporation. Although the Company has generated significant revenues from a number of out-licensing transactions in the past, the Company cannot determine with reasonable certainty when and if it will have sustainable profits.

b.	Approval of financial statements

The condensed consolidated interim financial statements of the Company as of June 30, 2018, and for the three and six months then ended, were approved by the Board of Directors on August 7, 2018, and signed on its behalf by the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer.